Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000035521
Account Value [Line Items]
Line Graph and Table Measure Name		Changing Parameters Fund
Accumulated Value	$ 10,000		$ 10,561	$ 10,628	$ 11,088	$ 12,043	$ 13,328	$ 13,108	$ 13,677	$ 14,663	$ 15,452	$ 16,013
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 9,949	$ 9,869	$ 10,666	$ 11,746	$ 11,664	$ 10,600	$ 10,243	$ 10,766	$ 11,130	$ 11,431